Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2013
Accumulated other comprehensive loss
Accumulated other comprehensive loss

11.                               Accumulated other comprehensive loss

The movement of accumulated other comprehensive loss is as follows:

Foreign currency translation adjustments
Balance as of December 31, 2010	(5,570)
Other comprehensive loss	(5,491)
Balance as of December 31, 2011	(11,061)
Other comprehensive loss	(542)
Balance as of December 31, 2012	(11,603)
Other comprehensive loss	(16,873)
Balance as of December 31, 2013	(28,476)
Balance as of December 31, 2013, in US$	(4,704)